Summary of significant accounting policies (The Company and basis of presentation and consolidation) (Details)									6 Months Ended
	Mar. 23, 2015 USD ($)	Mar. 23, 2015 CNY (¥)	Mar. 05, 2015 USD ($)	Mar. 05, 2015 CNY (¥)	Sep. 15, 2014 USD ($)	Sep. 15, 2014 CNY (¥)	Jun. 24, 2014 USD ($)	Jun. 24, 2014 CNY (¥)	Jun. 30, 2015 USD ($) item	Jun. 30, 2014 USD ($)	Jun. 30, 2015 CNY (¥) item	Dec. 31, 2014 USD ($)
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group									90.00%		90.00%
Current assets									$ 3,324,384,760			$ 3,070,458,659
TOTAL ASSETS									3,528,221,832	$ 2,891,003,678		3,231,526,234
Current liabilities									1,669,442,681			1,592,632,813
Total liabilities									2,550,354,950			2,270,914,541
Revenue									441,783,705	393,235,623
Cost of revenue									(332,858,950)	(290,608,195)
Net loss									24,672,899	21,472,519
Net cash used in operating activities									(221,389,959)	(618,533,187)
Net cash used in investing activities									(40,737,668)	(2,570,470)
Net cash provided by financing activities									$ 282,117,918	413,319,561
Non-controlling Shareholder's Loan Due on June 30, 2016 at 11.24% [Member]
Variable Interest Entity [Line Items]
Stated rate							11.24%	11.24%	11.24%		11.24%
Jinan Wanzhuo [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group									95.00%		95.00%
Paid-up Capital									$ 48,800,000		¥ 300,000,000
Noncontrolling owners interest (percentage)							5.00%	5.00%
Proceeds from other debt							$ 111,700,000	¥ 685,000,000
Debt term							2 years	2 years
Number of projects under construction | item									1		1
Changsha Xinyuan [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group									75.00%		75.00%
Paid-up Capital									$ 16,300,000		¥ 100,000,000
Noncontrolling owners interest (percentage)					25.00%	25.00%
Proceeds from other debt					$ 65,400,000	¥ 400,000,000
Debt term					9 months	9 months
Stated rate					12.00%	12.00%
Number of projects under construction | item									1		1
Zhengzhou Shengdao [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group									80.00%		80.00%
Paid-up Capital									$ 3,300,000		¥ 20,000,000
Noncontrolling owners interest (percentage)			20.00%	20.00%
Proceeds from other debt			$ 86,000,000	¥ 526,000,000
Debt term			2 years	2 years
Stated rate			10.984%	10.984%
Number of projects under construction | item									1		1
Henan Quansheng [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group									90.00%		90.00%
Paid-up Capital									$ 6,500,000		¥ 40,000,000
Noncontrolling owners interest (percentage)	10.00%	10.00%
Proceeds from other debt	$ 38,100,000	¥ 233,000,000
Debt term	2 years	2 years
Stated rate	11.00%	11.00%
Number of projects under construction | item									1		1
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Current assets									$ 663,011,035			681,567,691
Non-current assets									8,277,983			2,268,129
TOTAL ASSETS									671,289,018			683,835,820
Current liabilities									484,599,066			537,233,210
Non-current liabilities									86,691,965			82,124,393
Total liabilities									571,291,031			619,357,603
Revenue									47,544,639	1,565,424
Cost of revenue									(41,274,288)	(1,328,708)
Net loss									502,698	2,307,266
Net cash used in operating activities									(83,225,914)	(25,113,676)
Net cash used in investing activities									(5,951,126)	(274,373)
Net cash provided by financing activities									98,722,047	$ 138,980,759
Land use right securing long-term debt									$ 382,674,943			404,133,649
Variable Interest Entity, Primary Beneficiary [Member] | Sales Revenue, Net [Member] | Revenues From Consolidated VIE [Member]
Variable Interest Entity [Line Items]
Percentage of revenue									10.80%	0.40%
Variable Interest Entity, Primary Beneficiary [Member] | Consolidation, Eliminations [Member]
Variable Interest Entity [Line Items]
Amounts due to subsidiaries of the Group									$ 194,695,958			$ 214,657,398
Jinan Wanzhuo [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group									95.00%		95.00%
Paid-up Capital | ¥											¥ 300,000,000
Changsha Xinyuan [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group									75.00%		75.00%
Paid-up Capital | ¥											¥ 100,000,000